Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Based Payments [Abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2024	2023	2022
	£m	£m	£m
Share-based payments	109	140	122

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2024 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2024 number m
Executive Performance Share Plan (EPSP)	23		11		(5)		(4)		25
Bonus-related Share Awards	12		7		(1)		(6)		12
Leadership Share Awards	12		5		(1)		(3)		13

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	950	p	738	p	980	p	949	p	853	p
Bonus-related Share Awards	903	p	820	p	861	p	877	p	873	p
Leadership Share Awards	848	p	872	p	844	p	1,026	p	821	p

	Non-vested 1 January 2023 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2023 number m
Executive Performance Share Plan (EPSP)	20		8		(1)		(4)		23
Bonus-related Share Awards	7		7		(1)		(1)		12
Leadership Share Awards	11		6		(1)		(4)		12

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	924	p	919	p	947	p	752	p	950	p
Bonus-related Share Awards	950	p	862	p	925	p	910	p	903	p
Leadership Share Awards	899	p	654	p	934	p	673	p	848	p
Note
[1]The Granted number of awards for the year ended 31 December 2024 includes 1.2 million (2023: 0.5 million) of dividend equivalent shares granted on vesting of current year awards.
Movements and Weighted-average Exercise Price for Options Granted
The aggregate status of the WPP Share Option Plans during 2024 was as follows:
Movements on options granted (Represented in ordinary shares)

	1 January 2024 m	Granted m	Exercised[1] m	Forfeited m	Outstanding 31 December 2024 m	Exercisable 31 December 2024 m
WWOP	1	—	—	(1)	—	—
WSOP	24	8	—	(4)	28	12
	25	8	—	(5)	28	12

	1 January 2023 m	Granted m	Exercised[1] m	Forfeited m	Outstanding 31 December 2023 m	Exercisable 31 December 2023 m
WWOP	2	—	—	(1)	1	—
WSOP	21	5	—	(2)	24	7
	23	5	—	(3)	25	7
Weighted average exercise price for options over ordinary shares and ADRs

	1 January 2024	Granted	Exercised	Forfeited	Outstanding 31 December 2024[2]	Exercisable 31 December 2024
Ordinary shares (£)
WWOP	13	—	—	13	—	—
WSOP	10	8	7	9	9	11
ADRs ($)
WWOP	103	—	—	103	—	—
WSOP	63	54	45	61	61	73

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
Ordinary shares (£)
WWOP	13	—	—	13	13	—
WSOP	10	—	8	10	10	—
ADRs ($)
WWOP	106	—	—	110	103	—
WSOP	68	—	49	66	63	44
Notes
[1]The exercised number of WSOP shares for the year ended 31 December 2024 is 0.2 million (2023: 0.1 million).
[2]The range of exercises prices for the Outstanding Ordinary Shares is £7.07 - £17.06 with a weighted average contractual life of 82 months. The range of exercises prices for the Outstanding ADRs is £44.12 - £115.94 with a weighted average contractual life of 85 months.
Weighted Average Fair Value of Options Granted and Weighted Average Assumptions
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2024	2023	2022
Fair value of UK options (shares)	134.0p	131.0p	177.0p
Fair value of US options (ADRs)	$6.9	$8.6	$11.5
Weighted average assumptions
UK risk-free interest rate	3.8%	4.0%	2.9%
US risk-free interest rate	4.2%	4.5%	4.1%
Expected life (months)	48	48	48
Expected volatility	25.0%	33.0%	32.0%
Dividend yield	4.6%	5.6%	3.9%